10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income and social contribution taxes [abstract]
Income tax	R$ 698	R$ 608
Social contribution tax	247	241
Income and social contribution tax credits	945	849
Current	598	621
Non-current	347	228
Current
Income tax	108	99
Social contribution tax	32	35
Total	R$ 140	R$ 134